Fair Value Measurements (Details) - EBP 022 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 7,169,730	$ 5,966,836
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,909,784	2,205,409
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	781,204	1,010,120
Total | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,072,048	1,195,289
Total | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	46,576
Total | STIF
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	9,956
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,899,828	2,205,409
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	781,204	1,010,120
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,072,048	1,195,289
Level 1 | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	46,576
Level 1 | STIF
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	9,956	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 2 | STIF
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	9,956
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 3 | STIF
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
NAV | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 5,259,946	$ 3,761,427